Statements of Income and Operations - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenues	$ 3,940	$ 4,695	$ 6,523	$ 6,126	$ 4,024
Operating costs and expenses
Cost of sales (excluding items shown separately below)	1,551	2,501	3,373	3,403	2,317
Cost of sales—affiliate	60	35	47	32	23
Operating and maintenance expense	405	398	547	342	243
Operating and maintenance expense—affiliate	352	335	450	423	329
Development expense			0	2	2
General and administrative expense	8	4	6	5	7
General and administrative expense—affiliate	54	64	79	50	58
Depreciation and amortization expense	348	331	447	349	264
Impairment expense and loss on disposal of assets	0	6	6	0	0
Total operating costs and expenses	2,778	3,674	4,955	4,606	3,243
Income from operations	1,162	1,021	1,568	1,520	781
Other income (expense)
Interest expense, net of capitalized interest	(523)	(524)	(705)	(589)	(494)
Loss on modification or extinguishment of debt	(43)	0	0	0	(42)
Derivative loss, net			0	0	(2)
Other income, net	1	9	10	13	7
Total other expense	(565)	(515)	(695)	(576)	(531)
Net income (loss)	597	506	873	944	250
LNG revenues [Member]
Revenues
Revenues	3,588	3,678	5,211	4,827	2,635
LNG—affiliate [Member]
Revenues
Revenues	$ 352	$ 1,017	$ 1,312	$ 1,299	$ 1,389